NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2014
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913
Installments and newbuilding supervision fees paid	572
Interest capitalized	2,183
Balance at December 31, 2013	29,668
Installments and newbuilding supervision fees paid	42,130
Interest capitalized	411
Transfers to Vessels and Equipment	(56,740)
Balance at December 31, 2014	15,469